Financial Assets Held for Trading at Fair Value Through Profit or Loss - Schedule of Portfolio of Derivative Instruments (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	$ 41,004,067	$ 41,789,500
Demand [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	3,795,822	4,684,558
Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	4,271,432	4,626,074
Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	10,002,452	10,237,546
Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	10,345,401	10,252,358
Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	5,648,157	4,869,129
Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	6,940,803	7,119,835
Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,303,353	2,035,540
Currency forward [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	8,538,144	8,957,245
Currency forward [Member] | Demand [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Currency forward [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	3,289,559	3,659,459
Currency forward [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	1,712,274	2,410,522
Currency forward [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,589,278	2,517,954
Currency forward [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	916,016	355,774
Currency forward [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	26,575	13,536
Currency forward [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	4,442
Currency forward [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	227,670	212,639
Interest rate swap [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	23,436,091	24,910,906
Interest rate swap [Member] | Demand [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Interest rate swap [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	376,933	847,401
Interest rate swap [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,249,606	1,859,664
Interest rate swap [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	5,133,205	6,593,100
Interest rate swap [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	7,253,517	7,157,777
Interest rate swap [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	4,172,518	3,743,282
Interest rate swap [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	4,250,312	4,709,682
Interest rate swap [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	732,395	883,689
Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	8,855,843	7,708,167
Interest rate and cross currency swap [Member] | Demand [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Interest rate and cross currency swap [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	107,571	167,667
Interest rate and cross currency swap [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	249,871	305,181
Interest rate and cross currency swap [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,198,760	987,931
Interest rate and cross currency swap [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,164,528	2,724,924
Interest rate and cross currency swap [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	1,449,064	1,112,311
Interest rate and cross currency swap [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	2,686,049	2,410,153
Interest rate and cross currency swap [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	1,338,086	934,466
Call currency options [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	123,491	128,016
Call currency options [Member] | Demand [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Call currency options [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	11,551	7,019
Call currency options [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	42,692	26,243
Call currency options [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	57,908	87,429
Call currency options [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	11,340	7,325
Call currency options [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Call currency options [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Call currency options [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	4,949	3,435
Put currency options [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	50,498	85,166
Put currency options [Member] | Demand [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Put currency options [Member] | Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	10,208	3,012
Put currency options [Member] | Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	16,989	24,464
Put currency options [Member] | Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	23,301	51,132
Put currency options [Member] | Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments		6,558
Put currency options [Member] | Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Put currency options [Member] | Over 5 years [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments
Put currency options [Member] | Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Line Items]
Derivative instruments	$ 253	$ 1,311